SHAREHOLDERS' EQUITY -Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	988,374,000
Granted (in shares)	437,610,000
Exercised (in shares)	232,376,000
Cancelled (in shares)	326,000
Forfeited (in shares)	84,630,000
Ending balance (in shares)	1,108,652,000	988,374,000
Exercisable (in shares)	375,521,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 22,490
Granted (in usd per share)	12,800
Exercised (in usd per share)	18,410
Cancelled (in usd per share)	39,520
Forfeited (in usd per share)	460
Ending balance (in usd per share)	21,200	$ 22,490
Exercisable (in usd per share)	$ 54,570
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted- average remaining contractual term (in years)	4 years 5 months 1 day	4 years 3 months 3 days
Exercisable	3 years 1 month 20 days
Aggregate intrinsic value
Intrinsic value, outstanding	$ 313,083	$ 258,014
Intrinsic value, exercisable	$ 93,516